Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash & Cash Equivalents		$ 40.5	$ 61.6	$ 66.7	$ 64.5
Total restricted cash		60.9	45.9
Accounts receivable, net of allowance for doubtful accounts		443.8	410.5
Prepaid expenses and other current assets		109.3	80.7
Total current assets		654.5	598.7
Property and equipment, net		1,391.8	1,310.1
Goodwill		1,927.2	1,890.1	1,084.0	456.9
Intangible assets, net		411.3	419.4
Deferred income tax assets		75.8	190.8
Other long-term assets		221.3	197.0
Intercompany notes receivable		0.0	0.0
Intercompany receivable and investments in consolidated affiliates		0.0	0.0
Total assets	[1]	4,681.9	4,606.1
Current liabilities:
Current portion of long-term debt		37.1	36.8
Accounts payable		68.3	61.6
Accrued payroll		147.3	126.2
Accrued interest payable		25.8	29.7
Other current liabilities		197.1	172.1
Total current liabilities		475.6	426.4
Long-term debt, net of current portion		2,979.3	3,134.7
Intercompany notes payable		0.0	0.0
Self-insured risks		110.4	101.6
Other long-term liabilities		49.6	43.0
Intercompany payable		0.0	0.0
Total liabilities		3,614.9	3,705.7
Commitments and contingencies
Shareholders' equity
Redeemable noncontrolling interests		138.3	121.1
HealthSouth shareholders’ equity		735.9	611.4
Noncontrolling interests		192.8	167.9
Total shareholders’ equity		928.7	779.3	619.5	468.7
Total liabilities and shareholders’ equity		4,681.9	4,606.1
Consolidation, Eliminations [Member]
Current assets:
Cash & Cash Equivalents		0.0	0.0	0.0	0.0
Total restricted cash		0.0	0.0
Accounts receivable, net of allowance for doubtful accounts		0.0	0.0
Prepaid expenses and other current assets		(18.6)	(18.8)
Total current assets		(18.6)	(18.8)
Property and equipment, net		0.0	0.0
Goodwill		0.0	0.0
Intangible assets, net		0.0	0.0
Deferred income tax assets		(72.7)	(49.5)
Other long-term assets		0.0	0.0
Intercompany notes receivable		(528.8)	(546.6)
Intercompany receivable and investments in consolidated affiliates		(2,951.8)	(2,779.7)
Total assets		(3,571.9)	(3,394.6)
Current liabilities:
Current portion of long-term debt		(17.5)	(17.5)
Accounts payable		0.0	0.0
Accrued payroll		0.0	0.0
Accrued interest payable		0.0	0.0
Other current liabilities		(1.1)	(1.3)
Total current liabilities		(18.6)	(18.8)
Long-term debt, net of current portion		0.0	0.0
Intercompany notes payable		(528.8)	(546.6)
Self-insured risks		0.0	0.0
Other long-term liabilities		(72.3)	(49.1)
Intercompany payable		(168.2)	(314.2)
Total liabilities		(787.9)	(928.7)
Commitments and contingencies
Shareholders' equity
Redeemable noncontrolling interests		0.0	0.0
HealthSouth shareholders’ equity		(2,784.0)	(2,465.9)
Noncontrolling interests		0.0	0.0
Total shareholders’ equity		(2,784.0)	(2,465.9)
Total liabilities and shareholders’ equity		(3,571.9)	(3,394.6)
Parent Company [Member]
Current assets:
Cash & Cash Equivalents		20.6	41.2	41.9	60.5
Total restricted cash		0.0	0.0
Accounts receivable, net of allowance for doubtful accounts		0.0	0.0
Prepaid expenses and other current assets		49.9	29.3
Total current assets		70.5	70.5
Property and equipment, net		41.6	14.5
Goodwill		0.0	0.0
Intangible assets, net		12.0	8.8
Deferred income tax assets		90.9	176.2
Other long-term assets		49.0	48.6
Intercompany notes receivable		528.8	546.6
Intercompany receivable and investments in consolidated affiliates		2,855.5	2,779.7
Total assets		3,648.3	3,644.9
Current liabilities:
Current portion of long-term debt		40.0	40.0
Accounts payable		7.0	5.8
Accrued payroll		31.6	27.7
Accrued interest payable		22.8	26.5
Other current liabilities		96.3	68.0
Total current liabilities		197.7	168.0
Long-term debt, net of current portion		2,679.2	2,821.9
Intercompany notes payable		0.0	0.0
Self-insured risks		14.1	19.8
Other long-term liabilities		21.4	23.8
Intercompany payable		0.0	0.0
Total liabilities		2,912.4	3,033.5
Commitments and contingencies
Shareholders' equity
Redeemable noncontrolling interests		0.0	0.0
HealthSouth shareholders’ equity		735.9	611.4
Noncontrolling interests		0.0	0.0
Total shareholders’ equity		735.9	611.4
Total liabilities and shareholders’ equity		3,648.3	3,644.9
Guarantor Subsidiaries [Member]
Current assets:
Cash & Cash Equivalents		1.6	1.2	1.4	2.2
Total restricted cash		0.0	0.0
Accounts receivable, net of allowance for doubtful accounts		276.5	261.5
Prepaid expenses and other current assets		24.2	22.2
Total current assets		302.3	284.9
Property and equipment, net		987.3	988.4
Goodwill		860.6	860.7
Intangible assets, net		115.6	122.4
Deferred income tax assets		57.6	64.1
Other long-term assets		95.1	75.3
Intercompany notes receivable		0.0	0.0
Intercompany receivable and investments in consolidated affiliates		96.3	0.0
Total assets		2,514.8	2,395.8
Current liabilities:
Current portion of long-term debt		6.4	6.8
Accounts payable		37.4	35.4
Accrued payroll		57.9	50.1
Accrued interest payable		2.8	2.9
Other current liabilities		21.6	18.8
Total current liabilities		126.1	114.0
Long-term debt, net of current portion		248.9	255.6
Intercompany notes payable		0.0	0.0
Self-insured risks		0.0	0.0
Other long-term liabilities		15.2	12.3
Intercompany payable		0.0	156.7
Total liabilities		390.2	538.6
Commitments and contingencies
Shareholders' equity
Redeemable noncontrolling interests		0.0	0.0
HealthSouth shareholders’ equity		2,124.6	1,857.2
Noncontrolling interests		0.0	0.0
Total shareholders’ equity		2,124.6	1,857.2
Total liabilities and shareholders’ equity		2,514.8	2,395.8
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash & Cash Equivalents		18.3	19.2	$ 23.4	$ 1.8
Total restricted cash		60.9	45.9
Accounts receivable, net of allowance for doubtful accounts		167.3	149.0
Prepaid expenses and other current assets		53.8	48.0
Total current assets		300.3	262.1
Property and equipment, net		362.9	307.2
Goodwill		1,066.6	1,029.4
Intangible assets, net		283.7	288.2
Deferred income tax assets		0.0	0.0
Other long-term assets		77.2	73.1
Intercompany notes receivable		0.0	0.0
Intercompany receivable and investments in consolidated affiliates		0.0	0.0
Total assets		2,090.7	1,960.0
Current liabilities:
Current portion of long-term debt		8.2	7.5
Accounts payable		23.9	20.4
Accrued payroll		57.8	48.4
Accrued interest payable		0.2	0.3
Other current liabilities		80.3	86.6
Total current liabilities		170.4	163.2
Long-term debt, net of current portion		51.2	57.2
Intercompany notes payable		528.8	546.6
Self-insured risks		96.3	81.8
Other long-term liabilities		85.3	56.0
Intercompany payable		168.2	157.5
Total liabilities		1,100.2	1,062.3
Commitments and contingencies
Shareholders' equity
Redeemable noncontrolling interests		138.3	121.1
HealthSouth shareholders’ equity		659.4	608.7
Noncontrolling interests		192.8	167.9
Total shareholders’ equity		852.2	776.6
Total liabilities and shareholders’ equity		$ 2,090.7	$ 1,960.0

[1]	Our consolidated assets as of December 31, 2016 include total assets of variable interest entities of $262.3 million, which cannot be used by us to settle the obligations of other entities. Our consolidated liabilities as of December 31, 2016 include total liabilities of the variable interest entities of $50.3 million. See Note 3, Variable Interest Entities.